SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) (Parenthetical) - Sahara Petroleum Services Company [Member] - $ / shares	Dec. 31, 2020	Jun. 02, 2020
Business Acquisition [Line Items]
Closing price per share	$ 9.93	$ 5.37
[custom:NumberOfSharesSettledWithSellers]	145,039